Note S - Consolidated Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Quarterly Financial Information [Text Block]
Note
S
- Consolidated Quarterly Financial Information
(unaudited)

	Quarters Ended
	Mar. 31	Jun. 30	Sept. 30	Dec. 31
201 8
Total interest income	$12,709	$11,938	$12,181	$12,369
Total interest expense	1,199	1,298	1,418	1,556
Net interest income	11,510	10,640	10,763	10,813
Provision for loan losses (1)	756	(23)	962	(656)
Noninterest income (3)	3,076	2,538	1,927	1,397
Noninterest expense	9,808	9,674	9,761	8,183
Net income	3,366	2,976	1,746	3,856

Earnings per share	$0.71	$0.63	$0.37	$0.82

201 7
Total interest income	$11,738	$10,989	$11,317	$11,664
Total interest expense	873	918	1,049	1,135
Net interest income	10,865	10,071	10,268	10,529
Provision for loan losses (2)	145	175	1,601	643
Noninterest income (3)	3,113	2,112	2,282	1,928
Noninterest expense	9,375	9,876	9,222	8,136
Net income	3,217	1,741	1,653	898

Earnings per share	$0.69	$0.37	$0.35	$0.19

(
1
) During the
second
and
fourth
quarters of
2018,
the Company experienced negative provision expense in large part to the improvement in certain economic risk factors during those periods. This included lower classified loans, as well as the improvements in historical loan loss rates, loan delinquency, and regional unemployment conditions.

(
2
) During the
third
quarter of
2017,
the Company experienced higher provision expense that was primarily related to general increases in specific allocations and increases in charge-offs within the commercial and residential real estate portfolios.

(
3
) The Company’s noninterest income was significantly impacted by seasonal tax refund processing fees. The Bank serves as a facilitator for the clearing of tax refunds for a single tax refund product provider. The Bank processes electronic refund checks/deposits associated with taxpayer refunds, and will, in turn, receive a fee paid by the third
-party tax refund product provider for each transaction processed. Due to the seasonal nature of tax refund transactions, the majority of income was recorded during the first
quarter.